Segmented Information - Revenue by Product (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of products and services [line items]
Revenue	$ 816,828	$ 774,775
Refined silver and gold [member]
Disclosure of products and services [line items]
Revenue	345,756	399,339
Zinc concentrate [member]
Disclosure of products and services [line items]
Revenue	140,315	93,237
Lead concentrate [member]
Disclosure of products and services [line items]
Revenue	161,981	125,123
Copper concentrate [member]
Disclosure of products and services [line items]
Revenue	114,564	95,123
Silver Concentrate [member]
Disclosure of products and services [line items]
Revenue	$ 54,212	$ 61,953